INVENTORIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz
Statements Line Items
Inventory, ounces of silver | oz	199,897	241,321
Inventory, ounces of gold | oz	1,956	1,226
Inventory, quoted market value of silver	$ 3,091	$ 4,070
Inventory, quoted market value of gold	2,507	$ 1,590
Guanacevi, Mexico [Member]
Statements Line Items
Inventory write-down	1,635
Inventory cash costs	1,106
Inventory depreciation and depletion	529
Work in process inventory write-down	390
Work in process cash costs	252
Work in process depreciation and depletion	139
El Compas, Mexico [Member]
Statements Line Items
Inventory write-down	189
Inventory cash costs	139
Inventory depreciation and depletion	50
Stockpile inventory write-down	461
Stockpile inventory cash cost	320
Stockpile inventory depreciation and depletion	$ 141